Putnam Investments

100 Federal Street

Boston, MA 02110

January 3, 2024

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Emerging Markets Equity Fund, Putnam Focused Equity Fund and Putnam Global Technology Fund (the “Funds”), each a series of Putnam Funds Trust (Securities Act Reg. No. 333-515 and Investment Company Act File (No. 811-07513 (the “Trust”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 389 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 28, 2023.

Comments or questions concerning this certificate may be directed to Elissa O’Bryant at 1-800-225-2465, ext. 17023.

Very truly yours,

Putnam Funds Trust

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc:  James E. Thomas, Esq.

Ropes & Gray LLP